SHARE OF (LOSS) / PROFIT FROM ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2023
SHARE OF (LOSS) / PROFIT FROM ASSOCIATES [Abstract]
(Loss) Profit from Associates
	2023	2022	2021
EGS (liquidated)	(2,180)	(1,345)	(959)
TGU	(15,287)	(18,177)	(17,968)
Link	(12,932)	300,219	147,685
Total	(30,399)	280,697	128,758